Supplemental Cash Flow Information - Summary of Changes in Liabilities Arose From Financing Activities (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	$ 13,964	$ 7,984
Cash Flows	(394)	(405)
Non-cash changes, Acquisition	0	2,729
Non-cash changes, Debt forgiven/ Settlement/ Disposal	0	(146)
Non-cash changes, Accretion	3	5
Non-cash changes, Foreign exchange movements and change in estimates	220	207
Ending balance	13,793	10,374
Deferred Acquisition Payments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	284	717
Cash Flows	0	0
Non-cash changes, Acquisition	0	0
Non-cash changes, Debt forgiven/ Settlement/ Disposal	0	(146)
Non-cash changes, Accretion	3	5
Non-cash changes, Foreign exchange movements and change in estimates	5	(17)
Ending balance	292	559
Leases
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	13,680	7,267
Cash Flows	(394)	(405)
Non-cash changes, Acquisition	0	2,729
Non-cash changes, Debt forgiven/ Settlement/ Disposal	0	0
Non-cash changes, Accretion	0	0
Non-cash changes, Foreign exchange movements and change in estimates	215	224
Ending balance	$ 13,501	$ 9,815